UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE		VALUE
	Agency Adjustable Rate Mortgages (0.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$912		2.719%	11/01/36		$974,822
697		2.931	01/01/38		738,659
1,518		2.94	10/01/36		1,607,610
3,321	Federal National Mortgage Association, Conventional Pool	2.344	05/01/35		3,520,688

	Total Agency Adjustable Rate Mortgages (Cost $6,801,278)				6,841,779

	Agency Bond - Banking (FDIC Guaranteed) (0.3%)
2,080	NCUA Guaranteed Notes (Cost $2,077,109)	1.40	06/12/15		2,116,546

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
7,662	Amal Ltd. (Cayman Islands)	3.465	08/21/21		8,153,916
4,266	Safina Ltd.	2.00	12/30/23		4,204,900

	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $11,927,943)				12,358,816

	Agency Fixed Rate Mortgages (35.8%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,854		3.50	08/01/42		1,886,309
16,481		4.00	12/01/41–11/01/42		17,164,210
8,466		5.00	10/01/35–01/01/40		9,170,438
2,685		5.50	11/01/39		2,922,594
1,741		6.00	07/01/38		1,897,772
229		6.50	03/01/29–09/01/32		255,687
755		7.50	05/01/35		876,322
450		8.00	08/01/32		545,712
476		8.50	08/01/31		587,076
	October TBA:
12,240		3.50	10/01/43	(a)	12,427,425
	Federal National Mortgage Association, Conventional Pools:
24,514		3.50	12/01/42		24,812,317
28,117		4.00	11/01/41–07/01/43		29,532,608
17,662		4.50	01/01/25–07/01/41		18,933,982
20,997		5.00	05/01/35–02/01/41		22,865,343
18,089		5.50	03/01/35–08/01/38		19,751,636
163		6.50	06/01/29–02/01/33		182,516
2		7.00	05/01/31		2,836
1,217		7.50	08/01/37		1,432,737
957		8.00	04/01/33		1,138,631
865		8.50	10/01/32		1,051,993
	October TBA:
15,268		2.50	10/01/43	(a)	15,358,494
590		3.50	10/01/28	(a)	600,277
	Government National Mortgage Association, October TBA:
24,979		3.50	10/20/43	(a)	25,730,681
	Various Pools:
26,104		3.50	12/15/41–02/20/43		26,973,964
6,152		4.00	10/20/41–11/20/42		6,528,690
4,904		4.50	04/15/40–06/15/40		5,290,178
4,755		6.00	03/15/26–09/20/34		5,274,157
956		6.50	03/15/14–04/15/19		972,051
289		7.00	03/20/26–07/20/29		330,344
9,327		7.50	11/15/32		10,970,362

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

2,410		8.00		06/15/16–08/15/31	2,597,347
3,881		8.50		07/15/30	4,486,514
2,080		9.00		11/15/15–02/15/25	2,149,613
1,522		9.50		02/15/16–12/15/20	1,574,503
1,839		10.00		02/15/14–11/15/20	1,882,780
13		12.25		03/15/14–06/15/15	13,845

	Total Agency Fixed Rate Mortgages (Cost $275,639,540)				278,171,944

	Asset-Backed Securities (4.4%)
781	Enterprise Fleet Financing LLC (b)	1.62		05/20/17	784,103
204	Hyundai Auto Lease Securitization Trust (b)	1.02		08/15/14	204,367
564	Mercedes-Benz Auto Receivables Trust	0.85		03/16/15	564,294
349	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	338,907
	North Carolina State Education Assistance Authority
2,275		1.066	(c)	07/25/25	2,285,420
3,400		1.166	(c)	01/26/26	3,419,006
4,263	North Texas Higher Education Authority, Inc.	1.374	(c)	04/01/40	4,336,326
825	Panhandle-Plains Higher Education Authority, Inc.	1.198	(c)	07/01/24	825,995
5,395	PFS Financing Corp., Class A (b)	1.682	(c)	10/17/16	5,428,614
	Small Business Administration Participation Certificates
3,998		2.42		06/01/32	3,830,360
9,221		2.67		04/01/32	8,970,223
3,368	United States Small Business Administration	2.245		09/10/22	3,290,042

	Total Asset-Backed Securities (Cost $34,547,484)				34,277,657

	Collateralized Mortgage Obligations - Agency Collateral Series (12.6%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	3,959,775
2,665		2.086		03/25/19	2,658,447
3,265		2.355		07/25/22	3,066,763
10,125		2.373		05/25/22	9,563,083
4,700		2.682		10/25/22	4,513,401
5,560		2.699		05/25/18	5,759,837
5,595		2.789		01/25/22	5,491,859
3,700		3.154		02/25/18	3,909,437
5,125		3.871		04/25/21	5,448,890
35,262	IO	0.824	(c)	01/25/21	1,237,419
24,728	IO PAC REMIC	6.288	(c)	06/15/40	3,990,878
12,002	IO REMIC	5.868	(c)	04/15/39	2,238,828
3,450	REMIC	3.50		12/15/42	3,084,711
	Federal National Mortgage Association
2,184		0.595		08/25/15	2,177,988
1,720		3.763		06/25/21	1,815,414
27,810	IO	6.211	(c)	09/25/20	7,558,588
33,944	IO REMIC	3.50		02/25/39	5,678,904
21,618		6.371	(c)	08/25/41	5,237,479
8,990		6.421	(c)	09/25/38	1,760,974
1,712	REMIC	9.235	(c)(d)	10/25/41	1,678,732
	Government National Mortgage Association, IO
11,164		3.50		05/20/43	2,312,918
2,083		5.00		02/16/41	463,205
23,342		5.818	(c)	02/16/41	4,539,065
14,721		5.868	(c)	11/16/40	2,883,773
27,507		5.918	(c)	07/16/33	3,966,443
14,010		6.418	(c)	04/16/41	2,881,351

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $88,061,245)				97,878,162

	Commercial Mortgage-Backed Securities (4.5%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,793,842

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

2,593	CGBAM Commercial Mortgage Trust (b)	1.282	(c)	05/15/30	2,595,214
1,278	Citigroup Commercial Mortgage Trust	2.11		01/12/18	1,285,000
	COMM Mortgage Trust
829	(b)	1.873		04/12/35	801,816
2,410		3.213		03/10/46	2,329,911
2,432		3.282		01/10/46	2,321,872
12,779	Commercial Mortgage Pass-Through Certificates, IO	1.477	(c)	08/10/46	1,078,803
2,730	GS Mortgage Securities Corp. II (b)	1.032	(c)	11/08/29	2,710,441
	JP Morgan Chase Commercial Mortgage Securities Trust
2,095		4.171		08/15/46	2,213,809
3,400	(b)	4.388		07/15/46	3,629,933
2,730	JPMBB Commercial Mortgage Securities Trust	3.664		07/15/45	2,727,229
2,023	Queens Center Mortgage Trust (b)	3.275		01/11/37	1,880,113
	WF-RBS Commercial Mortgage Trust
3,145		3.001		05/15/45	2,978,633
5,645	(b)	4.869	(c)	02/15/44	6,223,192
18,132	IO	0.873	(c)	08/15/46	800,165

	Total Commercial Mortgage-Backed Securities (Cost $35,623,273)				35,369,973

	Mortgages - Other (0.3%)
2,033	FDIC Guaranteed Notes Trust (b)	0.732	(c)	02/25/48	2,032,406
354	Wells Fargo Mortgage Backed Securities Trust	2.696	(c)	10/25/33	356,163

	Total Mortgages - Other (Cost $2,390,496)				2,388,569

	Municipal Bonds (6.8%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,375,560
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,349,494
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,433,136
5,980	Los Angeles Unified School District	5.75		07/01/34	6,624,524
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,720,396
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	6,811,734
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	1,830,541
3,085		6.655		04/01/57	3,165,395
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,584,726
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	4,060,181
3,000	New York State Dormitory Authority	5.628		03/15/39	3,267,270
2,575	Oregon Department of Transportation	5.834		11/15/34	2,999,386
4,500	State Board of Administration Finance Corp., Series A	1.298		07/01/16	4,482,225
	State of Washington
2,440		5.09		08/01/33	2,552,411
1,580		5.481		08/01/39	1,729,547

	Total Municipal Bonds (Cost $49,024,174)				52,986,526

	Sovereign (6.2%)
29,130	Egypt Government AID Bonds	4.45		09/15/15	31,360,222
14,175	Israel Government AID Bond	5.50		09/18/23	16,866,662

	Total Sovereign (Cost $44,158,564)				48,226,884

	U.S. Agency Securities (4.0%)
	Private Export Funding Corp.
5,300		1.45		08/15/19	5,077,755
6,960		4.30		12/15/21	7,719,322
	Tennessee Valley Authority
6,935		5.25		09/15/39	7,586,967
8,085		7.125		05/01/30	10,920,854

	Total U.S. Agency Securities (Cost $29,632,501)				31,304,898

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	U.S. Treasury Securities (19.7%)
	U.S. Treasury Bonds
6,000		3.00	05/15/42	5,258,904
14,128		3.125	11/15/41	12,742,792
	U.S. Treasury Notes
44,600		0.375	01/15/16	44,573,865
25,600		0.875	12/31/16	25,692,006
30,000		1.25	10/31/15	30,558,990
32,000	(e)	1.875	09/30/17	33,024,992
1,000		2.75	02/15/19	1,064,297

	Total U.S. Treasury Securities (Cost $155,187,980)			152,915,846

	Short-Term Investments (9.6%)
	U.S. Treasury Securities (5.8%)
	U.S. Treasury Bills
8,000	(f)	0.079	11/14/13	7,999,242
37,000	(f)	0.109	11/14/13	36,995,162

	Total U.S. Treasury Securities (Cost $44,994,404)			44,994,404

NUMBER OF SHARES (000)
	Investment Company (3.8%)
29,237	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $29,236,532)			29,236,532

	Total Short-Term Investments (Cost $74,230,936)			74,230,936

	Total Investments (Cost $809,302,523) (h)(i)		106.7%	829,068,536
	Liabilities in Excess of Other Assets		(6.7)	(51,966,498)

	Net Assets		100.0%	$777,102,038

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
NCUA	National Credit Union Administration.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2013.
(e)	All or a portion of the security was pledged to cover margin requirements for open futures contracts.
(f)	Rate shown is the yield to maturity at September 30, 2013.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Futures Contracts Open at September 30, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
435	Long	U.S. Treasury 2 yr. Note, Dec-13	$95,815,547	$231,094
160	Long	U.S. Treasury Ultra Long Bond, Dec-13	22,735,000	150,032
150	Long	U.S. Treasury 10 yr. Note, Dec-13	18,958,594	368,563
82	Long	U.S. Treasury 5 yr. Note, Dec-13	9,925,844	4,484
160	Short	U.S. Treasury Long Bond, Dec-13	(21,340,000)	(255,000)

		Net Unrealized Appreciation		$499,173

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$25,460	3 Month LIBOR	Receive	2.04%	02/13/23	$1,317,754
Deutsche Bank	11,000	3 Month LIBOR	Receive	2.80	05/01/43	1,684,181
Goldman Sachs	18,230	3 Month LIBOR	Receive	2.09	02/15/23	865,536
Goldman Sachs	10,880	3 Month LIBOR	Receive	2.90	05/13/43	1,461,144
Morgan Stanley & Co., LLC*	102,287	3 Month LIBOR	Receive	0.48	08/01/15	(128,924)
Royal Bank of Canada	10,180	3 Month LIBOR	Receive	2.06	02/06/23	504,202

		Net Unrealized Appreciation				$5,703,893

*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,841,779	$—	$6,841,779
Agency Bond - Banking (FDIC Guaranteed)	—	2,116,546	—	2,116,546
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	12,358,816	—	12,358,816
Agency Fixed Rate Mortgages	—	278,171,944	—	278,171,944
Asset-Backed Securities	—	34,277,657	—	34,277,657
Collateralized Mortgage Obligations - Agency Collateral Series	—	97,878,162	—	97,878,162
Commercial Mortgage-Backed Securities	—	35,369,973	—	35,369,973
Mortgages - Other	—	2,388,569	—	2,388,569
Municipal Bonds	—	52,986,526	—	52,986,526
Sovereign	—	48,226,884	—	48,226,884
U.S. Agency Securities	—	31,304,898	—	31,304,898
U.S. Treasury Securities	—	152,915,846	—	152,915,846

Total Fixed Income Securities	—	754,837,600	—	754,837,600

Short-Term Investments
U.S. Treasury Securities	—	44,994,404	—	44,994,404
Investment Company	29,236,532	—	—	29,236,532

Total Short-Term Investments	29,236,532	44,994,404	—	74,230,936

Futures Contracts	754,173	—	—	754,173
Interest Rate Swap Agreements	—	5,832,817	—	5,832,817

Total Assets	29,990,705	805,664,821	—	835,655,526

Liabilities:
Futures Contract	(255,000)	—	—	(255,000)
Interest Rate Swap Agreement	—	(128,924)	—	(128,924)

Total Liabilities	(255,000)	(128,924)	—	(383,924)

Total	$29,735,705	$805,535,897	$—	$835,271,602

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Transactions with Affiliates The Fund had the following transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor for the period ended September 30, 2013:

VALUE DECEMBER 31, 2012	PURCHASES AT COST**	SALES**	REALIZED LOSS**	INTEREST INCOME**	VALUE SEPTEMBER 30, 2013
—	$3,121,483	$1,779,557	$(12,540)	$10,841	$1,285,000	*

*	Citigroup Inc. and its affiliated broker dealer ceased to be affiliates of the Fund pursuant to Section 17 of the Act as of July 1, 2013.
**	Data represents transactions prior to June 30, 2013.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John Gernon

John Gernon

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon

John Gernon

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013